Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition (Details) [Line Items]
Professional service revenue	$ 2.2	$ 2.4
Recognized revenue	2.0	4.7
Licensing revenue	7.6
Deferred revenue	6.4	$ 14.9
Related to customer contracts unsatisfied amount	20.7
Recognized revenue	$ 8.1
Revenue recognized term	1 year
Expected to recognized revenue	$ 9.3
Contractual term	5 years
Long term period	1 year
Short term period	1 year
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	1 year
Revenue recognized term	2 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	20 years
Revenue recognized term	5 years
Revenue [Member]
Revenue Recognition (Details) [Line Items]
Remaining recognized amount	$ 3.3